Related Party Balances and Transactions - Schedule of Selling and Marketing and General Administrative Expenses (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Selling and Marketing and General Administrative Expenses [Line Items]
Salaries and other short term employee benefits	$ 16,215,671	$ 2,083,393	$ 6,712,435	$ 5,570,189
Payments to defined contribution pension schemes	78,000	10,021	72,000	60,000
Total	$ 16,293,671	$ 2,093,414	$ 6,784,435	$ 5,630,189